SUBSEQUENT EVENTS (Tables)	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Schedule of Real Estate Properties [Table Text Block]	A summary of open real estate purchase transactions as of August 13, 2014 is represented in the table below:

Property	Purchase price	Initial closing date	Amount paid in escrow	Date escrow opened
1	$3,500,000	12/11/2014	$100,000	07/25/2014
2	3,650,000	01/05/2015	100,000	07/21/2014
3	2,450,000	12/01/2014	100,000	08/13/2014
4	790,000	01/01/2015	30,000	08/12/2014
5	480,000	01/31/2015	5,000	08/12/2014
6	2,100,000	02/10/2015	33,000	08/13/2014
7	595,000	01/31/2015	10,000	08/13/2014
8	695,000	10/18/2014	10,000	06/28/2014
9	820,000	10/18/2014	45,000	06/28/2014
Total	$15,080,000		$433,000